Cover page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Entity File Number	001-37915
Entity Registrant Name	FORTIS INC.
Entity Incorporation, State or Country Code	A4
Entity Primary SIC Number	4911
Entity Tax Identification Number	98-0352146
Entity Address, Address Line Three	Fortis Place
Entity Address, Address Line Two	Suite 1100
Entity Address, Address Line One	5 Springdale Street
Entity Address, City or Town	St. John's
Entity Address, State or Province	NL
Entity Address, Country	CA
Entity Address, Postal Zip Code	A1E 0E4
City Area Code	709
Local Phone Number	737-2800
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	FTS
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	507,340,068
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Entity Central Index Key	0001666175
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line Two	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10015
City Area Code	212
Local Phone Number	894-8940
Entity Contact Personnel Name	James R. Reid